Net Assets - Narrative (Details) $ / shares in Units, $ in Millions				3 Months Ended
	Jun. 30, 2023 $ / shares shares	Jun. 14, 2023 USD ($)	Apr. 27, 2023 $ / shares shares	Sep. 30, 2023 USD ($) item $ / shares shares	Aug. 31, 2023 $ / shares	Jul. 31, 2023 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)				26,133,510.522
Common shares, par value (in dollars per share) | $ / shares				$ 0.01
Number of classes of shares | item				3
Maximum percentage of NAV of common stock outstanding intended to be repurchased				5
Early repurchase deduction percentage				98
Share repurchases (in shares)				0
Public Stock Offering
Subsidiary, Sale of Stock [Line Items]
Maximum public offering amount on a continuous basis | $				$ 5,000.0
Common Class F | Private Stock Offering
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			2,000
Common Class I | Public Stock Offering
Subsidiary, Sale of Stock [Line Items]
Price per share sold (in dollars per share) | $ / shares				$ 25.00	$ 25.05	$ 25.00
Affiliated Entity | Common Class F | Private Stock Offering
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	26,010,927.600		2,000
Price per share sold (in dollars per share) | $ / shares	$ 25.00		$ 25.00
Proceeds from private offering | $		$ 650.3
Affiliated Entity | Common Class I | Private Stock Offering
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)	26,010,927.600
Related Party | Escrow Agreement
Subsidiary, Sale of Stock [Line Items]
Minimum number of investors | item				100